Shareholders' equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Shareholders' equity	Shareholders’ equityThe changes in Shareholders' equity are presented in the consolidated statement of changes in total equity. Significant information on certain items of Shareholders' equity and the changes during the year are set forth below.